Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 26, 2012	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer	Aug. 15, 2012	Aug. 14, 2012
Stock split conversion ratio	2
Common stock, Authorized shares	60,000,000	500,000,000	50,000,000		500,000,000	60,000,000
Preferred stock, Authorized shares		50,000,000	18,000,000		50,000,000
Impairment of intangible asset		$ 0	$ 13,400,000	$ 0
Capitalized internal use software		5,400,000	2,500,000	2,100,000
Capitalized internal use software, depreciation expense		2,400,000	2,100,000	1,500,000
Allowance against accounts receivable		5,600,000
Estimated allowance for appeals		1,199,000	484,000
Estimated liability for appeals		4,378,000	450,000
Probable amount of losses		4,400,000	450,000
Estimated additional liability for appeals		1,500,000
Number of clients whose individual revenues exceeded 10% of total revenues		5	5	4
Allowance against accounts receivable		65,000	77,000
Tax benefit from the exercise of stock options		$ 600,000	$ 0	$ 0
Antidilutive securities excluded from computation of earnings per share amount		2,364,000
The largest three customers
Percent of total revenue		58.00%	50.00%	53.00%
Percent of accounts receivable due from major customers		63.00%	25.00%	41.00%
Perpetual license
Identifiable intangible assets estimated useful lives		5 years
Minimum | Customer contracts and related relationships
Identifiable intangible assets estimated useful lives		4 years
Maximum | Customer contracts and related relationships
Identifiable intangible assets estimated useful lives		20 years
Furniture and equipment | Minimum
Estimated useful lives of property		5 years
Furniture and equipment | Maximum
Estimated useful lives of property		7 years
Buildings
Estimated useful lives of property		31 years 6 months
Computer software and computer hardware | Minimum
Estimated useful lives of property		3 years
Computer software and computer hardware | Maximum
Estimated useful lives of property		5 years
Scenario, Previously Reported
Common stock, Authorized shares	25,000,000